Business Segment Information	3 Months Ended
Mar. 31, 2016
Segment Reporting [Abstract]
Business Segment Information
BUSINESS SEGMENT INFORMATION
Apache is engaged in a single line of business. Both domestically and internationally, the Company explores for, develops, and produces natural gas, crude oil, and natural gas liquids. At March 31, 2016, the Company had production in four reporting segments: the United States, Canada, Egypt, and offshore the United Kingdom in the North Sea (North Sea). Apache also pursues exploration interests in other areas that may, over time, result in reportable discoveries and development opportunities. Financial information for each country is presented below:

	United States	Canada	Egypt(1)	North Sea	Other International	Total(3)
	(In millions)
For the Quarter Ended March 31, 2016
Oil and Gas Production Revenues	$409	$83	$392	$203	$—	$1,087
Operating Income (Loss)(2)	$(159)	$(62)	$42	$14	$—	$(165)
Other Income (Expense):
Loss on divestitures, net						(1)
Other						(3)
General and administrative						(93)
Transaction, reorganization, and separation						(15)
Financing costs, net						(105)
Loss From Continuing Operations Before Income Taxes						$(382)
Total Assets	$12,726	$2,118	$5,527	$4,314	$49	$24,734

For the Quarter Ended March 31, 2015
Oil and Gas Production Revenues	$660	$133	$553	$313	$—	$1,659
Operating Income (Loss)(2)	$(2,019)	$(96)	$164	$(31)	$(1)	$(1,983)
Other Income (Expense):
Loss on divestitures, net						(18)
Other						(6)
General and administrative						(84)
Transaction, reorganization, and separation						(54)
Financing costs, net						(124)
Loss From Continuing Operations Before Income Taxes						$(2,269)
Total Assets	$19,522	$4,696	$6,920	$4,386	$645	$36,169

(1)	Includes a noncontrolling interest in Egypt.

(2)
Operating Income (Loss) consists of oil and gas production revenues less lease operating expenses, gathering and transportation costs, taxes other than income, exploration costs, depreciation, depletion, and amortization, asset retirement obligation accretion, and impairments. The operating income (loss) of U.S., Canada, Egypt, and North Sea for the first quarter of 2015 includes asset impairments totaling $1.9 billion, $26 million, $8 million, and $104 million, respectively.

(3)	Amounts for 2015 have been restated to exclude Australia discontinued operations.